Classification and measurement of financial instruments - Summary of Reconciliation of Movements in the Fair Values of Financial Instruments Classified as Level 3 (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018	Jul. 01, 2018
Disclosure of fair value measurement of assets and liabilities [line items]
At 1 January		$ 4,194		$ 4,285
Acquisition of businesses						$ 53
At 31 December		5,039		4,194	$ 4,285
At 1 January		(5,659)		(5,416)
Included in net cash from operating activities				6
Included in net cash from investing activities				2	4
Change in fair value		13		27	(4)
At 31 December		(6,888)		(5,659)	(5,416)
Level 3 [member] | Other financial assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
At 1 January		128		108
Additions		5		8
Acquisition of businesses				1
Disposals				(1)
Valuation gains/losses recognised in other comprehensive income		(47)		12
Transfers into Level 3		8
Repayment and disposals		(5)
Exchange and other adjustments		(1)
At 31 December		88		128	108
Level 3 [member] | Contingent purchase consideration [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
At 1 January		(91)		(109)
Acquisition of businesses				(15)
Included in net cash from operating activities				6
Included in net cash from investing activities				2
Repayment and disposals		0
Change in fair value		13	[1]	27
Exchange and other adjustments		(1)		(2)
At 31 December		(79)		$ (91)	$ (109)
Level 3 [member] | Derivative financial instruments [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
At 31 December		4
Change in fair value	[1]	$ 4

[1]	$21m fair value gain on contingent purchase consideration and $4m gain on derivative financial instruments are recognised as exceptional items in the Group income statement (note 6). The remaining $8m fair value loss on contingent purchase consideration relates to Regent.